CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (10,366,087)	$ 1,406,282	$ 7,024,054
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation	235,099	263,109	331,336
Amortization of intangible assets	5,629	10,603	11,355
Amortization of right-of-use assets		70,975	95,695
Provision for (Recovery from) credit loss, net	14,694,723	6,459,240	(88,221)
Gain on disposal of subsidiaries	(34,468)	(132,844)
Loss on disposal of equipment	962	60,895	119,069
Deferred tax (benefit) expense	(2,196,153)	(966,395)	46,745
Share-based compensation	2,145,000	454,250
Change in operating assets and liabilities
Accounts receivable	(12,081,146)	(23,087,580)	(9,240,652)
Other receivables	(45,829)	(613,173)	(247,609)
Contract assets	1,747,586	(1,409,441)	(13,579,514)
Contract costs			889,180
Deferred costs			45,194
Prepayments and other current assets	(149,223)	50,175	1,735,536
Accounts payable	1,808,172	13,005,301	9,216,778
Other payables and accrued liabilities	103,431	440,732	(45,075)
Contract liabilities		14	(280)
Lease liabilities		(82,027)	(91,010)
Taxes payable	2,641,347	2,082,856	644,753
Net cash (used in) operating activities	(1,490,957)	(1,987,028)	(3,132,666)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of equipment	(2,233)	(3,893)	(21,550)
Cash received from disposal of equipment	1,135		38,379
Repayments from third parties			56,764
Repayments from related parties			169,993
Cash deposit into escrow		600,000
Cash release from escrow
Net cash release from disposal of subsidiaries	(5)	(41,356)
Loan to related parties	2,170	(9,584)
Net cash provided by investing activities	1,067	545,167	243,586
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments of initial public offering (“IPO”) costs			(46,859)
Net proceed received from IPO		4,284,498
Proceed from IPO placed in escrow		(600,000)
Net proceed received from share subscription agreement	600,000
Proceeds from short-term loans - banks	1,096,348	1,756,967	2,108,789
Repayments of short-term loans - banks	(1,933,105)	(2,663,952)	(355,840)
Proceeds from long-term loan - bank	347,826	252,196	255,439
Repayments of long-term loan - bank	(69,565)	(36,695)	(67,576)
Proceeds from short-term loans - third parties	1,164,797	533,115	(134,957)
Repayments of other payables - related parties, net		(29,390)	14,191
Proceeds from (Repayments of) short-term loans - related parties, net	192,001	(2,478,013)	1,216,973
Net cash provided by financing activities	1,398,302	1,018,726	2,990,160
EFFECT OF EXCHANGE RATE CHANGES	33,895	279,412	(32,842)
NET CHANGE IN CASH AND RESTRICTED CASH	(57,693)	(143,723)	68,238
CASH, BEGINNING OF THE YEAR	124,379	268,102	199,864
CASH, END OF THE YEAR	66,686	124,379	268,102
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income tax		141	7,271
Cash paid for interest	89,695	137,072	106,130
SUPPLEMENTAL NON-CASH INVESTING AND FINANCING INFORMATION:
Derecognition of operating right of use assets and lease liabilities upon termination of the leases		22,434
Payment of Initial public offering (“IPO”) costs from IPO proceed		364,576
Repayments of other payables-related parties through fund release from escrow	$ 600,000